Key management personnel (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Summary of Key Management Personnel

Key management personnel compensation comprises:

	2026	2025	2024
	US$	US$	US$
Short-term employee benefits	13,482,224	12,794,925	12,687,272
Post-employment benefits	632,756	589,573	634,005
Share-based payments	13,023,126	10,569,238	11,143,944
Total	27,138,106	23,953,736	24,465,221